Investments in Associates - Western Atlas Change in Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of associates [line items]
Company’s share of the loss from the associate	$ 59	$ (12,931)
Change in fair value through profit and loss (Note 19)	15,739	(22,824)
Western Atlas Resources (“Western Atlas“)
Disclosure of associates [line items]
Beginning balance	381	610	$ 610
Company’s share of the loss from the associate	(128)	(215)
Change in fair value through profit and loss (Note 19)		(14)
Ending balance	253	381	253
Common shares | Western Atlas Resources (“Western Atlas“)
Disclosure of associates [line items]
Beginning balance	381	596	596
Company’s share of the loss from the associate	(128)	(215)
Ending balance	253	381	253
Warrants | Western Atlas Resources (“Western Atlas“)
Disclosure of associates [line items]
Beginning balance	0	14	14
Change in fair value through profit and loss (Note 19)		(14)
Ending balance	$ 0	$ 0	$ 0